BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES - Disclosure of detailed information about foreign exchange rates used (Details)	6 Months Ended
	Feb. 28, 2021 CAD_USD Rand_USD	Feb. 29, 2020 CAD_USD Rand_USD	Aug. 31, 2020 CAD_USD Rand_USD
Rand / USD [Member]
Foreign Exchange Rates [Line Items]
Period end rate | Rand_USD	15.0958		16.8916
Period average rate | Rand_USD	15.5977	14.7357
CAD / USD [Member]
Foreign Exchange Rates [Line Items]
Period end rate | CAD_USD	1.2685		1.3042
Period average rate | CAD_USD	1.2962	1.3200